SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geographic Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Long lived assets, including property and equipment, net and operating lease right-of-use assets	$ 38,900	$ 38,955
United States [Member]
Segment Reporting Information [Line Items]
Long lived assets, including property and equipment, net and operating lease right-of-use assets	9,363	8,448
Israel [Member]
Segment Reporting Information [Line Items]
Long lived assets, including property and equipment, net and operating lease right-of-use assets	26,438	26,736
United Kingdom [Member]
Segment Reporting Information [Line Items]
Long lived assets, including property and equipment, net and operating lease right-of-use assets	1,756	2,385
Europe, the Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Long lived assets, including property and equipment, net and operating lease right-of-use assets	274	412
Other [Member]
Segment Reporting Information [Line Items]
Long lived assets, including property and equipment, net and operating lease right-of-use assets	$ 1,069	$ 974